Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segment and Geographical Information
Schedule of significant segment expenses

	December 31,	December 31,	December 31,
	2023	2024	2025
	HK$	HK$	HK$

Revenue	—	—	—
Selling, general and administrative expenses – professional services	(1,457)	(2,537)	(1,332)
Selling, general and administrative expenses – compensation and benefits	(480)	(480)	(480)
Selling, general and administrative expenses – management fee	—	—	(850)
Selling, general and administrative expenses – others	(1,147)	(1,796)	(1,073)
Interest income	4,065	4,543	1,732
Income tax expense	(1,047)	(7,758)	—
Other segment item	—	118	64
Net loss	(66)	(7,910)	(1,939)